TAXES ON INCOME (Roll Forward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes On Income Roll Forward Of Valuation Allowance Details
Balance	$ 21,982	$ 13,999	$ 10,888	$ 8,692
Additions	$ 7,983	$ 3,111	$ 2,196